Subsequent events (Details)		6 Months Ended
	Jul. 17, 2015 t	Jun. 30, 2015	Jul. 15, 2015 $ / shares
Subsequent Event [Line Items]
Cash dividend declared date		Jul. 15, 2015
Cash dividend to be paid, date		Aug. 14, 2015
Cash dividend to be paid, record date		Jul. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share)			$ 0.10
Subsequent Event [Member] | Ardmore Chinook [Member]
Subsequent Event [Line Items]
Carrying capacity of Vessel | t	25,217